Note 8 - Financial Instruments - Changes in Allowance for Doubtful Accounts (Details) - CAD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Jun. 30, 2018	Mar. 31, 2018
Statement Line Items [Line Items]
Balance, beginning of period	$ 60,121	$ 49,431
Provision for doubtful accounts	20,800	56,300
Bad debts written off	(37,867)	(41,802)
Adjustment from IFRS 9 adoption	23,636
Other	(1,469)	(3,808)
Balance, end of period	$ 65,221	$ 60,121